Derivative instruments - Changes in Fair Value (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative instruments
Fair value of contracts, beginning of year	$ (84,741)	$ 368,117
Reversal of opening contracts settled during the year	(4,886)	(284,096)
Assumed in acquisitions	13,376
Realized gain on contracts settled during the year	141,648	345,318
Unrealized gain (loss) during the year on contracts outstanding at the end of the year	134,561	(168,762)
Unwinding of contracts assumed in acquisitions	(13,376)
Net receipt from counterparties on contract settlements during the year	(141,648)	(345,318)
Fair value of contracts, end of year	44,934	(84,741)
Current derivative asset	78,694	40,312
Derivative instruments	(6,154)	(52,944)
Non-current derivative asset	25,266	13,927
Non-current derivative liability	$ (52,872)	$ (86,036)